Document and Entity Information	12 Months Ended
Mar. 31, 2019 shares
Document Information [Line Items]
Entity Registrant Name	CANADA GOOSE HOLDINGS INC.
Entity Central Index Key	0001690511
Document Type	20-F
Amendment Flag	false
Entity Current Reporting Status	Yes
Document Period End Date	Mar. 31, 2019
Current Fiscal Year End Date	--03-31
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Well Known Seasoned Issuer	Yes
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Subordinate Voting Shares
Document Information [Line Items]
Entity Common Stock Outstanding (shares)	59,106,998
Multiple Voting Shares
Document Information [Line Items]
Entity Common Stock Outstanding (shares)	51,004,076